Putnam Convertible Securities Fund
The fund's portfolio
7/31/21 (Unaudited)

CONVERTIBLE BONDS AND NOTES (78.1%)(a)
	Principal amount	Value
Airlines (2.3%)
JetBlue Airways Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/26	$7,215,000	$7,077,915
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	10,718,000	15,708,569

		22,786,484
Automotive (1.9%)
Ford Motor Co. 144A cv. sr. unsec. notes zero %, 3/15/26	10,685,000	11,432,950
Tesla, Inc. cv. sr. unsec. notes 2.00%, 5/15/24	722,000	7,981,710

		19,414,660
Biotechnology (4.3%)
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	13,185,000	15,047,381
Guardant Health, Inc. 144A cv. sr. unsec. sub. notes zero %, 11/15/27	6,390,000	6,877,238
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 0.25%, 3/1/27	5,380,000	4,902,525
Insmed, Inc. cv. sr. unsec. sub. notes 0.75%, 6/1/28	3,330,000	3,379,950
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	5,830,000	7,053,162
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	6,845,000	6,720,934

		43,981,190
Cable television (3.4%)
Cable One, Inc. 144A company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	6,710,000	6,794,683
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	5,277,000	5,408,925
DISH Network Corp. 144A cv. sr. unsec. notes zero %, 12/15/25	4,410,000	5,157,495
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	3,306,000	4,391,937
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	5,116,000	5,614,810
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	6,873,000	7,185,722

		34,553,572
Commercial and consumer services (4.5%)
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	7,190,000	10,152,965
Expedia Group, Inc. 144A company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	7,128,000	7,605,576
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25	7,103,000	9,216,143
Square, Inc. cv. sr. unsec. notes 0.125%, 3/1/25	5,180,000	10,819,725
Square, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 11/1/27	6,876,000	8,096,490

		45,890,899
Computers (10.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	10,321,000	12,146,527
Atlassian, Inc. cv. company guaranty sr. unsec. notes 0.625%, 5/1/23	1,460,000	5,816,177
Bentley Systems, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 7/1/27	6,679,000	6,685,679
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	5,882,000	6,731,361
Cloudflare, Inc. cv. sr. unsec. notes 0.75%, 5/15/25	2,707,000	8,604,876
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24, (Israel)	4,795,000	5,457,190
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	4,015,000	5,560,775
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25	5,289,000	5,236,110
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	5,907,000	9,513,814
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	6,030,000	6,617,925
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	12,866,000	13,573,630
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	8,550,000	8,314,875
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	4,560,000	7,606,080

		101,865,019
Consumer services (8.7%)
Airbnb, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	9,497,000	8,898,689
Etsy, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/28	10,065,000	10,512,893
Fiverr International, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25, (Israel)	7,993,000	10,846,501
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	6,138,000	11,654,528
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22	434,000	1,570,472
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	3,010,000	4,803,960
Sea, Ltd. cv. sr. unsec. notes 2.375%, 12/1/25, (Thailand)	2,665,000	8,286,018
Uber Technologies, Inc. 144A cv. sr. unsec. notes zero %, 12/15/25	9,251,000	9,024,351
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25	9,550,000	9,263,500
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	7,887,000	14,062,521

		88,923,433
Electronics (1.9%)
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	5,247,000	11,199,197
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27	7,349,000	7,794,349

		18,993,546
Energy (other) (1.6%)
Enphase Energy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	4,890,000	4,943,790
SolarEdge Technologies, Inc. 144A cv. sr. unsec. notes zero %, 9/15/25, (Israel)	5,614,000	6,708,730
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26	5,291,000	4,649,731

		16,302,251
Entertainment (2.4%)
IMAX Corp. 144A cv. sr. unsec. unsub. notes 0.50%, 4/1/26, (Canada)	5,311,000	4,919,579
NCL Corp, Ltd. cv. company guaranty sr. unsec. notes 5.375%, 8/1/25	3,104,000	4,916,736
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 2.875%, 11/15/23	7,776,000	9,251,046
Vail Resorts, Inc. 144A cv. sr. unsec. sub. notes zero %, 1/1/26	5,870,000	5,892,013

		24,979,374
Gaming and lottery (1.0%)
DraftKings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 3/15/28	9,612,000	8,424,918
Penn National Gaming, Inc. cv. sr. unsec. notes 2.75%, 5/15/26	680,000	2,056,116

		10,481,034
Health-care services (1.5%)
1Life Healthcare, Inc. cv. sr. unsec. notes 3.00%, 6/15/25	4,652,000	4,753,879
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	9,605,000	10,241,812

		14,995,691
Homebuilding (0.6%)
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	4,800,000	6,357,000

		6,357,000
Leisure (0.5%)
Callaway Golf Co. cv. sr. unsec. sub. notes 2.75%, 5/1/26	2,391,000	4,643,023

		4,643,023
Machinery (0.8%)
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25	5,336,000	8,321,492

		8,321,492
Manufacturing (0.9%)
John Bean Technologies Corp. 144A cv. sr. unsec. notes 0.25%, 5/15/26	8,322,000	8,917,023

		8,917,023
Media (0.7%)
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46	3,170,000	6,924,865

		6,924,865
Medical technology (5.5%)
China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/21, (China) (In default)(NON)(F)	3,213,000	205,632
China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/17/21, (China) (In default)(NON)(F)	3,544,000	198,464
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	4,035,000	6,498,872
Envista Holdings Corp. cv. sr. unsec. notes 2.375%, 6/1/25	3,643,000	7,739,189
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	5,479,000	7,564,444
Integra LifeSciences Holdings Corp. cv. sr. unsec. notes 0.50%, 8/15/25	4,696,000	5,336,065
Natera, Inc. cv. sr. unsec. notes 2.25%, 5/1/27	2,246,000	6,844,685
Novocure, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25, (Jersey)	4,176,000	4,953,780
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25	4,319,000	6,797,026
Repligen Corp. cv. sr. unsec. notes 0.375%, 7/15/24	2,010,000	4,337,781
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	4,947,000	5,955,199

		56,431,137
Oil and gas (1.7%)
EQT Corp. cv. sr. unsec. notes 1.75%, 5/1/26	3,995,000	5,900,216
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	8,065,000	11,847,485

		17,747,701
Pharmaceuticals (2.1%)
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	6,725,000	7,624,469
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	5,855,000	6,396,588
Revance Therapeutics, Inc. cv. sr. unsec. notes 1.75%, 2/15/27	6,386,000	7,373,102

		21,394,159
Real estate (0.5%)
Redfin Corp. 144A cv. sr. unsec. notes zero %, 10/15/25	4,850,000	5,233,150

		5,233,150
Restaurants (1.4%)
Bloomin' Brands, Inc. cv. sr. unsec. notes 5.00%, 5/1/25, (acquired 5/6/20, cost $626,000)(RES)	626,000	1,419,455
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	7,326,000	6,840,653
Shake Shack, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	6,230,000	5,778,325

		14,038,433
Retail (3.9%)
American Eagle Outfitters, Inc. cv. sr. unsec. unsub. notes 3.75%, 4/15/25	1,300,000	5,253,430
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	6,834,000	11,165,048
Dick's Sporting Goods, Inc. cv. sr. unsec. notes 3.25%, 4/15/25	1,935,000	5,941,659
Guess?, Inc. cv. sr. unsec. sub. notes 2.00%, 4/15/24	2,271,000	2,574,746
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	3,680,000	6,755,100
RH cv. sr. unsec. notes zero %, 9/15/24	2,636,000	8,252,641

		39,942,624
Schools (0.7%)
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26	6,583,000	7,106,349

		7,106,349
Semiconductor (0.5%)
Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23	1,380,000	5,502,750

		5,502,750
Software (8.6%)
Bill.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/25	6,270,000	9,099,338
Ceridian HCM Holding, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/26	7,851,000	7,982,112
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	11,144,000	11,907,364
Everbridge, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	5,451,000	5,665,633
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	3,767,000	8,087,278
LivePerson, Inc. 144A cv. sr. unsec. notes zero %, 12/15/26	4,990,000	5,392,194
MicroStrategy, Inc. 144A cv. sr. unsec. notes zero %, 2/15/27	3,840,000	2,845,440
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	9,946,000	12,507,095
SailPoint Technologies Holding, Inc. cv. sr. unsec. notes 0.125%, 9/15/24	2,248,000	4,129,576
Shopify, Inc. cv. sr. unsec. notes 0.125%, 11/1/25, (Canada)	5,430,000	7,137,735
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	5,610,000	7,646,991
Zynga, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26	5,115,000	5,348,372

		87,749,128
Technology services (5.6%)
fuboTV, Inc. 144A cv. sr. unsec. notes 3.25%, 2/15/26	4,797,000	4,410,242
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	13,895,000	19,939,325
Snap, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/26	3,070,000	10,075,356
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27	7,816,000	8,972,768
TechTarget, Inc. 144A cv. sr. unsec. sub. notes 0.125%, 12/15/25	5,496,000	6,671,045
Twitter, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	7,102,000	6,822,359

		56,891,095
Telecommunications (—%)
Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27, (In default)(NON)(F)	5,121,000	512

		512
Utilities and power (0.6%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	6,070,000	6,585,950

		6,585,950

Total convertible bonds and notes (cost $669,972,283)		$796,953,544

CONVERTIBLE PREFERRED STOCKS (17.3%)(a)
	Shares	Value
Banking (0.6%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.(S)	4,445	$6,576,600

		6,576,600
Commercial and consumer services (0.5%)
Sabre Corp. $6.50 cv. pfd.	32,525	4,962,014

		4,962,014
Consumer (0.9%)
Stanley Black & Decker, Inc. $5.25 cv. pfd.(S)	75,740	8,890,361

		8,890,361
Electric utilities (3.9%)
AES Corp. (The) $6.875 cv. pfd.(S)	62,660	6,352,471
Dominion Energy, Inc. $7.25 cv. pfd.	63,345	6,317,397
NextEra Energy, Inc. $2.436 cv. pfd.	373,252	21,812,847
PG&E Corp. $5.50 cv. pfd.	57,695	5,216,782

		39,699,497
Electronics (2.0%)
Broadcom, Inc. 8.00% cv. pfd.	13,297	20,535,089

		20,535,089
Financial (1.6%)
2020 Mandatory Exchange 144A 6.50% cv. pfd.	4,080	7,657,589
KKR & Co., Inc. $3.00 cv. pfd.(S)	100,338	8,210,659

		15,868,248
Food (0.7%)
Bunge, Ltd. $4.88 cv. pfd.	61,911	7,307,974

		7,307,974
Medical technology (4.5%)
Avantor, Inc. $3.13 cv. pfd.	94,070	10,846,271
Boston Scientific Corp. $5.50 cv. pfd.	46,943	5,724,699
Danaher Corp. 5.00% cv. pfd.(S)	14,035	22,378,808
Elanco Animal Health, Inc. $2.50 cv. pfd.(S)	130,852	7,170,690

		46,120,468
Regional Bells (—%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	190	9,494

		9,494
Telecommunications (1.1%)
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	8,895	11,149,349

		11,149,349
Trucks and parts (1.1%)
Aptiv PLC $5.50 cv. pfd.	61,560	11,533,266

		11,533,266
Water Utilities (0.4%)
Essential Utilities, Inc. $3.00 cv. pfd.	70,705	4,265,633

		4,265,633

Total convertible preferred stocks (cost $146,579,289)		$176,917,993

COMMON STOCKS (1.4%)(a)
	Shares	Value
Bank of America Corp.	126,190	$4,840,648
GT Advanced Technologies, Inc.(NON)(F)	552	29,664
Lam Research Corp.	4,420	2,817,352
ServiceNow, Inc.(NON)	10,460	6,149,322

Total common stocks (cost $9,943,011)		$13,836,986

PREFERRED STOCKS (0.4%)(a)
	Shares	Value
Clarivate PLC $5.25 cv. pfd. (United Kingdom)(NON)	45,144	$4,103,590

Total preferred stocks (cost $4,514,400)		$4,103,590

SHORT-TERM INVESTMENTS (6.9%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.09%(AFF)	42,009,825	$42,009,825
Putnam Short Term Investment Fund Class P 0.09%(AFF)	28,916,826	28,916,826

Total short-term investments (cost $70,926,651)		$70,926,651
TOTAL INVESTMENTS

Total investments (cost $901,935,634)		$1,062,738,764

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2020 through July 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,020,888,171.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,419,455, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$16,242,955	$197,968,468	$172,201,598	$29,424	$42,009,825
	Putnam Short Term Investment Fund**	22,121,198	346,173,219	339,377,591	20,609	28,916,826

	Total Short-term investments	$38,364,153	$544,141,687	$511,579,189	$50,033	$70,926,651
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $42,009,825 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $41,003,529.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Financials	$4,840,648	$—	$—
Technology	8,966,674	—	29,664

Total common stocks	13,807,322	—	29,664
Convertible bonds and notes	—	796,548,936	404,608
Convertible preferred stocks	50,691,727	126,226,266	—
Preferred stocks	4,103,590	—	—
Short-term investments	—	70,926,651	—

Totals by level	$68,602,639	$993,701,853	$434,272
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com